Prepayment (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Prepayments
Prepayment for construction of new headquarter building	¥ 200,861
Prepayment for purchase of apartments		¥ 133,458
Others	1,097	5,023
Total	¥ 201,958	¥ 138,481